Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
Consolidated Balance Sheets [Abstract]
Accounts receivable, Trade, net of provision for doubtful accounts	$ 7,379		$ 6,892
Common stock, par value		0.01		0.01
Common stock, shares authorized	20,000,000	20,000,000	20,000,000	20,000,000
Common stock, shares issued	17,346,561	17,346,561	17,346,561	17,346,561